Employee Benefit Plans - Assumptions, Market-Related Value, and Unrecognized Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Additional Disclosures Abstract [Abstract]
Defined Benefit Plan, Amortization Period for Differences Between Assumed and Actual Returns	5 years
Defined Benefit Plan, Threshold Percentage for Difference in Expected Return on Plan Assets	10.00%
Threshold Percentage for Amortized Gains and Losses Exceeding the Higher of the Market Value or Pbo	10.00%
Total Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.70%	4.00%
Rate of compensation increase	2.50%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	5.00%	5.40%
Expected return on plan assets	4.80%	6.30%	6.90%
Rate of compensation increase	3.00%	3.50%	3.70%
U.S. Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.80%	4.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	5.30%	5.80%
Expected return on plan assets	4.80%	6.80%	7.50%
United States Additional Disclosures Abstract [Abstract]
Market-related value for this plan	2,735	2,496
Market-related value for this plan difference from fair value	278	234
U.S. pension plan, unrecognized net losses not expected to be amortized during fiscal 2012	334
Remaining unrecognized net losses in excess of the corridor	758
International Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.70%	4.10%
Rate of compensation increase	2.50%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.10%	4.60%	4.90%
Expected return on plan assets	4.80%	5.50%	6.00%
Rate of compensation increase	3.00%	3.50%	3.70%
Postemployment Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.90%	3.50%
Rate of compensation increase	2.60%	3.20%
Involuntary turnover rate	5.50%	5.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.50%	3.90%	4.30%
Rate of compensation increase	3.20%	3.40%	3.60%
Involuntary turnover rate	5.50%	5.50%	5.00%
Postretirement Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.60%	3.30%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.30%	4.30%	5.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	0
Effect of one percentage point decrease on service and interest cost	0
Effect of one percentage point increase on accumulated postretirement benefit obligation	1
Effect of one percentage point decrease on accumulated postretirement benefit obligation	(1)
Postretirement Benefits [Member] | Pre-65 Coverage [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	8.00%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018
Postretirement Benefits [Member] | Post-65 Coverage[Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	6.50%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018